Trade receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure of Trade Receivables	10 .1 Trade receivables

	As of December 31,	As of December 31,
	2018	2019
	$ in thousands
Trade receivables	3,353	3,513
Valuation allowance	(382)	(554)

Total net value of trade receivables	2,971	2,959

Disclosure of Subsidies Receivables
10
.2 Subsidies receivables

	As of December 31,	As of December 31,
	2018	2019
	$ in thousands
Research tax credit	16,842	9,140
Other subsidies	1,598	—
Valuation allowance for other subsidies	(1,266)	—

Total subsidies receivables	17,173	9,140

Disclosure of Other Current Assets
10
.3 Other current assets

	As of December 31,	As of December 31,
	2018	2019
	$ in thousands
VAT receivables	1,679	3,044
Prepaid expenses and other prepayments	10,985	11,829
Tax and social receivables	244	150
Deferred expenses and other current assets	2,425	594

Total other current assets	15,333	15,617